Share-based compensation (Details 6)	12 Months Ended
Dec. 31, 2021 $ / shares
Minimum [Member] | Restricted Stock Units (RSUs) [Member] | Equity Settlement [Member]
Grant date fair value	$ 3.35
Maximum [Member] | Restricted Stock Units (RSUs) [Member] | Equity Settlement [Member]
Grant date fair value	$ 12.66
Replacement Options [Member]
Expected volatility	72.00%
Grant date fair value	$ 7.76
Risk-free interest rate - Maximum	0.71%
Risk-free interest rate, Minimum	0.17%
SharePrice	$ 12.66
Replacement Options [Member] | Minimum [Member]
Grant dates fair value	7.75
Replacement Options [Member] | Maximum [Member]
Grant date fair value	$ 9.54